UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number       811-10113
                                                     -------------------

                       UBS Juniper Crossover Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            -----------------

                      Date of fiscal year end: December 31
                                               -----------------

                    Date of reporting period: March 31, 2010
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                             UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2010

                INVESTMENTS IN SECURITIES (75.32%)

    SHARES                                                                         FAIR VALUE
-----------------------------------------------------------------------------------------------
                COMMON STOCK
                (7.34%)
                DISPOSABLE MEDICAL EQUIPMENT (0.00%)
            1   Volcano Corp. *                                                    $         24
                                                                                   ------------
                PATIENT MONITORING EQUIPMENT (7.34%)
      129,785   Insulet Corp. *                                                       1,958,456
                                                                                   ------------
                TOTAL COMMON STOCK
                (Cost $1,240,907)                                                     1,958,480
                                                                                   ------------
                PREFERRED STOCKS (67.98%)
                DRUG DISCOVERY/DRUG DEVELOPMENT (51.42%)
      570,588   Acceleron Pharmaceuticals, Inc., Series B *,(a)                       1,791,646
       86,977   Acceleron Pharmaceuticals, Inc., Series C *,(a)                         273,108
      161,256   Cerimon Pharmaceuticals, Inc. *,(a)                                      42,524
      158,087   Cerimon Pharmaceuticals, Inc., Series A *,(a)                            41,688
    1,574,345   ChemoCentryx, Inc., Series B *,(a)                                    7,821,346
      242,674   ChemoCentryx, Inc., Series C *,(a)                                    1,205,604
        1,300   superDimension, Ltd., Series B *,(a)                                    649,520
       13,016   superDimension, Ltd., Series C-1 *,(a)                                  167,091
      134,026   superDimension, Ltd., Series C-2 *,(a)                                1,720,537
                                                                                   ------------
                                                                                     13,713,064
                                                                                   ------------
                MEDICAL - BIOMEDICAL/GENETICS (7.54%)
      316,091   Macrogenics, Inc., Series A *,(a)                                       217,446
      982,489   Macrogenics, Inc., Series B *,(a)                                       675,877
    1,504,459   Macrogenics, Inc., Series C *,(a)                                     1,034,952
      121,182   Macrogenics, Inc., Series D *,(a)                                        83,364
                                                                                   ------------
                                                                                      2,011,639
                                                                                   ------------
                RESEARCH PRODUCT/TECHNOLOGY PLATFORM (9.02%)
      376,770   Amnis Corp., Series C-1 *,(a)                                           157,496
    2,438,743   Amnis Corp., Series C-2 *,(a)                                         1,019,431
      140,462   Amnis Corp., Series D *,(a)                                             126,565
      827,267   Supernus Pharmaceuticals, Inc., Series A *,(a)                        1,101,092
                                                                                   ------------
                                                                                      2,404,584
                                                                                   ------------
                TOTAL PREFERRED STOCKS (Cost $12,748,271)                            18,129,287
                                                                                   ------------
                WARRANTS (0.00%)
                MEDICAL - BIOMEDICAL/GENETICS (0.00%)
        9,089   Macrogenics, Inc., $0.65, 09/24/18 *                                         --
                                                                                   ------------
                TOTAL WARRANTS (Cost $--)                                                    --
                                                                                   ------------
                TOTAL INVESTMENTS IN SECURITIES (Cost $13,989,178)                   20,087,767
                                                                                   ------------

                                                             UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2010

                TOTAL INVESTMENTS IN SECURITIES -- 75.32%                            20,087,767
                                                                                   ------------
                OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.68%                 6,580,860
                                                                                   ------------
                TOTAL MEMBERS' CAPITAL -- 100.00%                                  $ 26,668,627
                                                                                   ============

Percentages shown represent a percentage of members' capital as of March 31, 2010.

*    Non-income producing security.

(a) Private equity investment valued at fair value. The fair value of private investments amounted to $18,129,287 which represented 67.98% of the members' capital at March 31, 2010.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

---------------------------------------------------------------------------------------------------------
                                                                                LEVEL 2        LEVEL 3
                                                 TOTAL FAIR                   SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT       LEVEL 1       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      03/31/2010   QUOTED PRICES      INPUTS         INPUTS
---------------------------------------------------------------------------------------------------------
Investments in Securities
   Common Stock
      Disposable Medical Equipment              $        24     $       24        $--       $          --
      Patient Monitoring Equipment                1,958,456      1,958,456         --                  --
                                                ---------------------------------------------------------
   TOTAL COMMON STOCK                             1,958,480      1,958,480         --                  --
                                                ---------------------------------------------------------
   Preferred Stocks
      Drug Discovery/Drug Development            13,713,064             --         --          13,713,064
      Medical - Biomedical/Genetics               2,011,639             --         --           2,011,639
      Research Product/Technology Platform        2,404,584             --         --           2,404,584
                                                ---------------------------------------------------------
   TOTAL PREFERRED STOCKS                        18,129,287             --         --          18,129,287
                                                ---------------------------------------------------------
   Warrants
      Medical - Biomedical/Genetics                      --             --         --                  --
                                                ---------------------------------------------------------
   TOTAL WARRANTS                                        --             --         --                  --
                                                ---------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                 $20,087,767     $1,958,480        $--       $  18,129,287
                                                ---------------------------------------------------------
                                                ---------------------------------------------------------
TOTAL ASSETS                                    $20,087,767     $1,958,480        $--       $  18,129,287
                                                ---------------------------------------------------------

                                                             UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                          ACCRUED                 CHANGE IN UNREALIZED                 TRANSFERS IN
                         BALANCE AS OF   DISCOUNTS REALIZED GAIN/     APPRECIATION/     NET PURCHASES/  AND/OR OUT   BALANCE AS OF
DESCRIPTION            DECEMBER 31, 2009 /PREMIUMS     (LOSS)         DEPRECIATION          (SALES)     OF LEVEL 3  MARCH 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Drug Discovery/Drug
Development                   14,159,960        --             --             (455,355)          8,459           --     13,713,064
Medical -
Biomedical/Genetics            2,011,639        --             --                   --              --           --      2,011,639
Research
Product/Technology
Platform                       2,404,584        --             --                   --              --           --      2,404,584
                       -----------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS        18,576,183        --             --             (455,355)          8,459           --     18,129,287
                       -----------------------------------------------------------------------------------------------------------

WARRANTS
Medical -
Biomedical/Genetics                   --        --             --                   --              --           --             --

ENDING BALANCE         $      18,576,183 $      -- $           -- $           (455,355) $        8,459 $         -- $   18,129,287
                       ===========================================================================================================

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of March 31, 2010 is $(455,355).

PORTFOLIO VALUATION

The Fund  values  its  investments  in  accordance  with  U.S.  generally  accepted  accounting principles  at fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly  transaction  between market participants at the measurement date.

Various  inputs are used in  determining  the fair value of the  Fund's  investments  which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other  significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL  3--significant  unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes in determining the fair value of investments.)

The Fund  recognizes  transfers  into and out of the levels  indicated  above at the end of the reporting  period.  There were no such  transfers  for the three months  ending March 31, 2010.
Please refer to the December 31, 2009 financial  statements  for full  disclosure on the Fund's portfolio valuation methodology.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Juniper Crossover Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       May 26, 2010
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date                       May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.